Loans and Allowance for Credit Losses	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Loans and Allowance for Credit Losses
Note 3: Loans and Allowance for Credit Losses

Purchased Loans
Purchased loans are initially measured at fair value and identified as either purchased performing loans (those that continued to make timely principal and interest payments), or purchased credit impaired loans (those for which the timely collection of interest and principal is no longer reasonably assured). These loans are subsequently measured at amortized cost or fair value, depending on the business model.
Purchased Performing Loans
For loans with fixed terms, the fair value mark is amortized into net interest income over the expected life of the loan using the effective interest method. For loans with revolving terms, the fair value mark is amortized into net interest income on a straight-line basis over the contractual term of the loans. As loans are repaid, the remaining unamortized fair value mark related to those loans is recorded in net interest income in the period the loan is repaid. All purchased performing loans were initially recorded in Stage 1 for purposes of determining expected credit losses.
On February 1, 2023, we recognized purchased performing loans with a fair value of $76,068 million. Fair value reflected estimates of expected future credit losses at the acquisition date of $1,047 million as well as interest rate premiums or discounts relative to prevailing market rates. Gross contractual receivables amounted to $78,931 million. As at July 31, 2023, purchased performing loans on the Consolidated Balance Sheet totalled $63,536 million, including a remaining fair value mark of $(2,394) million.
Purchased Credit Impaired (PCI) Loans
We regularly
re-evaluate
what we expect to collect on the purchased credit impaired loans. Increases in expected cash flows result in a recovery of the provision for credit losses and either a reduction in any previously recorded allowance for credit losses or, if no allowance exists, an increase in the current carrying value of the purchased loans. Decreases in expected cash flows result in a charge to the provision for credit losses and an increase to the allowance for credit losses. We record interest income using the effective interest method over the expected life of the loan. PCI loans are presented within Stage 3.
On February 1, 2023, we recognized purchased credit impaired loans with a total fair value of $415 million, including a fair value mark of $(168) million.
The following table provides further details of the acquired Bank of the West PCI loans:

(Canadian $ in millions)	July 31, 2023	April 30, 2023
	Total	Total
Unpaid principal balance (1)	369	491
Fair value adjustment	(121)	(152)
Carrying value	248	339
Stage 3 allowance	20	2
Carrying value net of related allowance	268	341

(1)	Excludes loans that were fully written off prior to acquisition date.
Commitments and Letters of Credit Acquired
As part of our acquisition of Bank of the West, we recorded a liability related to unfunded commitments and letters of credit. The total fair value mark associated with unfunded commitments and letters of credit is amortized into net interest income on a straight-line basis over the contractual term of the acquired commitments. All purchased commitments and letters of credit were initially included in Stage 1 for purposes of determining expected credit losses. ECL is recorded on these commitments in normal course.
On February 1, 2023 we recorded a fair value mark on unfunded commitments and letters of credit of $(37) million in other liabilities in the Consolidated Balance Sheet. As at July 31, 2023, the remaining fair value mark on
these commitments was $(31) million.

Credit Risk Exposure
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at July 31, 2023 and October 31, 2022. Stage 1 represents those performing loans carried with up to a
12-month
expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime expected credit loss that are credit impaired.

(Canadian $ in millions)	July 31, 2023				October 31, 2022
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	3	-	-	3	7	-	-	7
Very low	83,187	342	-	83,529	94,743	81	-	94,824
Low	49,613	10,981	-	60,594	31,617	3,134	-	34,751
Medium	5,647	5,196	-	10,843	13,474	3,871	-	17,345
High	213	1,899	-	2,112	138	341	-	479
Not rated (2)	14,268	133	-	14,401	1,126	53	-	1,179
Impaired	-	-	381	381	-	-	295	295
Gross residential mortgages	152,931	18,551	381	171,863	141,105	7,480	295	148,880
Allowance for credit losses	78	159	5	242	59	66	10	135
Carrying amount	152,853	18,392	376	171,621	141,046	7,414	285	148,745
Loans: Consumer instalment and other personal
Exceptionally low	1,471	5	-	1,476	1,792	35	-	1,827
Very low	37,897	56	-	37,953	33,554	83	-	33,637
Low	21,083	1,079	-	22,162	24,369	1,307	-	25,676
Medium	8,265	6,525	-	14,790	13,536	4,633	-	18,169
High	696	1,984	-	2,680	873	1,525	-	2,398
Not rated (2)	23,769	282	-	24,051	4,052	32	-	4,084
Impaired	-	-	457	457	-	-	312	312
Gross consumer instalment and other personal	93,181	9,931	457	103,569	78,176	7,615	312	86,103
Allowance for credit losses	227	380	141	748	101	288	102	491
Carrying amount	92,954	9,551	316	102,821	78,075	7,327	210	85,612
Loans: Credit cards (3)
Exceptionally low	1,631	-	-	1,631	2,920	-	-	2,920
Very low	1,898	1	-	1,899	442	1	-	443
Low	1,771	44	-	1,815	1,569	51	-	1,620
Medium	3,568	865	-	4,433	2,918	792	-	3,710
High	478	699	-	1,177	316	563	-	879
Not rated (2)	670	75	-	745	90	1	-	91
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	10,016	1,684	-	11,700	8,255	1,408	-	9,663
Allowance for credit losses	116	241	-	357	69	207	-	276
Carrying amount	9,900	1,443	-	11,343	8,186	1,201	-	9,387
Loans: Business and government (4)
Acceptable
Investment grade	195,266	4,046	-	199,312	187,245	6,765	-	194,010
Sub-investment grade	119,666	26,260	-	145,926	98,451	22,390	-	120,841
Watchlist	918	8,617	-	9,535	-	6,310	-	6,310
Impaired	-	-	2,006	2,006	-	-	1,384	1,384
Gross business and government	315,850	38,923	2,006	356,779	285,696	35,465	1,384	322,545
Allowance for credit losses	875	868	430	2,173	608	675	432	1,715
Carrying amount	314,975	38,055	1,576	354,606	285,088	34,790	952	320,830
Gross total loans and acceptances	571,978	69,089	2,844	643,911	513,232	51,968	1,991	567,191
Net total loans and acceptances	570,682	67,441	2,268	640,391	512,395	50,732	1,447	564,574
Commitments and financial guarantee contracts
Acceptable
Investment grade	188,120	1,332	-	189,452	182,153	5,134	-	187,287
Sub-investment grade	50,414	13,259	-	63,673	45,920	14,047	-	59,967
Watchlist	287	2,821	-	3,108	2	2,176	-	2,178
Impaired	-	-	310	310	-	-	292	292
Gross commitments and financial guarantee contracts	238,821	17,412	310	256,543	228,075	21,357	292	249,724
Allowance for credit losses	269	187	10	466	194	174	13	381
Carrying amount (5)(6)	238,552	17,225	300	256,077	227,881	21,183	279	249,343

(1)
Includes Bank of the West PCI loans. As at July 31, 2023, PCI loan balances were $32 million in residential mortgages, $51 million in consumer instalment and other personal loans and $165 million in business and government loans.

(2)
Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.

(3)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(4)	Includes customers’ liability under acceptances.
(5)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(6)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.

Allowance for Credit Losses
The allowance for credit losses recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The allowance for credit losses amounted to $3,986 million at July 31, 2023 ($2,998 million as at October 31, 2022) of which
$3,520 million ($2,617 million as at October 31, 2022) was recorded in loans and $466 million ($381 million as at October 31, 2022) was recorded in other liabilities in our Consolidated Balance Sheet.
Significant changes in gross balances, including originations, maturities and repayments in the normal course of operations, impact the allowance for credit losses. In addition, the purchased performing loans we acquired in the Bank of the West acquisition were subject to ECL on acquisition date, consistent with the process followed for originated loans. An initial provision for credit losses of $705 million was recorded in the Consolidated Statement of Income in the second quarter.
The following tables show the continuity in the loss allowance by product type for the three and nine months ended July 31, 2023 and July 31, 2022. Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	July 31, 2023				July 31, 2022
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	77	133	8	218	37	36	16	89
Transfer to Stage 1	25	(25)	-	-	9	(8)	(1)	-
Transfer to Stage 2	(4)	7	(3)	-	(1)	2	(1)	-
Transfer to Stage 3	-	(2)	2	-	-	(1)	1	-
Net remeasurement of loss allowance	(26)	59	9	42	(13)	11	1	(1)
Loan originations	8	-	-	8	9	-	-	9
Loan purchases	-	-	-	-	-	-	-	-
Derecognitions and maturities	(1)	(3)	-	(4)	(1)	(2)	-	(3)
Model changes	-	-	-	-	2	5	-	7
Total Provision for Credit Losses (PCL) (2)	2	36	8	46	5	7	-	12
Write-offs (3)	-	-	(1)	(1)	-	-	(1)	(1)
Recoveries of previous write-offs	-	-	2	2	-	-	3	3
Foreign exchange and other	(1)	(2)	(7)	(10)	-	(1)	(3)	(4)
Balance as at end of period	78	167	10	255	42	42	15	99
Loans: Consumer instalment and other personal
Balance as at beginning of period	257	364	130	751	106	306	92	504
Transfer to Stage 1	66	(63)	(3)	-	54	(52)	(2)	-
Transfer to Stage 2	(15)	27	(12)	-	(8)	16	(8)	-
Transfer to Stage 3	(3)	(27)	30	-	(2)	(18)	20	-
Net remeasurement of loss allowance	(68)	111	86	129	(59)	73	29	43
Loan originations	17	3	-	20	24	-	-	24
Loan purchases	-	-	-	-	-	-	-	-
Derecognitions and maturities	(7)	(12)	-	(19)	(4)	(9)	-	(13)
Model changes	-	-	-	-	2	(12)	-	(10)
Total PCL (2)	(10)	39	101	130	7	(2)	39	44
Write-offs (3)	-	-	(98)	(98)	-	-	(52)	(52)
Recoveries of previous write-offs	-	-	19	19	-	-	20	20
Foreign exchange and other	(5)	(3)	(11)	(19)	1	(1)	(5)	(5)
Balance as at end of period	242	400	141	783	114	303	94	511
Loans: Credit cards
Balance as at beginning of period	156	270	-	426	98	203	-	301
Transfer to Stage 1	41	(41)	-	-	29	(29)	-	-
Transfer to Stage 2	(12)	12	-	-	(8)	8	-	-
Transfer to Stage 3	-	(43)	43	-	-	(27)	27	-
Net remeasurement of loss allowance	(33)	88	54	109	(18)	51	22	55
Loan originations	20	1	-	21	13	-	-	13
Loan purchases	-	-	-	-	-	-	-	-
Derecognitions and maturities	(2)	(6)	-	(8)	(1)	(6)	-	(7)
Model changes	-	-	-	-	(8)	26	-	18
Total PCL (2)	14	11	97	122	7	23	49	79
Write-offs (3)	-	-	(115)	(115)	-	-	(63)	(63)
Recoveries of previous write-offs	-	-	28	28	-	-	18	18
Foreign exchange and other	(2)	-	(10)	(12)	1	(1)	(4)	(4)
Balance as at end of period	168	281	-	449	106	225	-	331
Loans: Business and government
Balance as at beginning of period	1,162	871	405	2,438	736	752	412	1,900
Transfer to Stage 1	74	(65)	(9)	-	59	(51)	(8)	-
Transfer to Stage 2	(52)	61	(9)	-	(40)	45	(5)	-
Transfer to Stage 3	(2)	(58)	60	-	(1)	(8)	9	-
Net remeasurement of loss allowance	(94)	236	85	227	39	(7)	20	52
Loan originations	58	-	-	58	91	-	-	91
Loan purchases	-	-	-	-	-	-	-	-
Derecognitions and maturities	(27)	(54)	-	(81)	(111)	(33)	-	(144)
Model changes	-	-	-	-	18	(26)	-	(8)
Total PCL (2)	(43)	120	127	204	55	(80)	16	(9)
Write-offs (3)	-	-	(91)	(91)	-	-	(40)	(40)
Recoveries of previous write-offs	-	-	10	10	-	-	8	8
Foreign exchange and other	(42)	(4)	(16)	(62)	3	-	(9)	(6)
Balance as at end of period	1,077	987	435	2,499	794	672	387	1,853
Total as at end of period	1,565	1,835	586	3,986	1,056	1,242	496	2,794
Comprised of: Loans	1,296	1,648	576	3,520	835	1,095	482	2,412
Other credit instruments (4)	269	187	10	466	221	147	14	382

(1)
Includes changes in the allowance for PCI loans of $(18) million for the three months ended July 31, 2023. The total amount of expected credit losses at initial recognition on PCI loans was $79 million.

(2)	Excludes PCL on other assets of $(10) million for the three months ended July 31, 2023 ($10 million for the three months ended July 31, 2022).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the nine months ended	July 31, 2023				July 31, 2022
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	59	67	16	142	46	40	19	105
Transfer to Stage 1	64	(64)	-	-	29	(27)	(2)	-
Transfer to Stage 2	(15)	22	(7)	-	(3)	8	(5)	-
Transfer to Stage 3	(1)	(8)	9	-	-	(5)	5	-
Net remeasurement of loss allowance	(58)	93	9	44	(51)	27	5	(19)
Loan originations	21	-	-	21	24	-	-	24
Loan purchases	31	-	-	31	-	-	-	-
Derecognitions and maturities	(3)	(5)	-	(8)	(4)	(6)	-	(10)
Model changes	(19)	63	-	44	2	5	-	7
Total Provision for Credit Losses (PCL) (2)	20	101	11	132	(3)	2	3	2
Write-offs (3)	-	-	(6)	(6)	-	-	(5)	(5)
Recoveries of previous write-offs	-	-	5	5	-	-	6	6
Foreign exchange and other	(1)	(1)	(16)	(18)	(1)	-	(8)	(9)
Balance as at end of period	78	167	10	255	42	42	15	99
Loans: Consumer instalment and other personal
Balance as at beginning of period	111	304	102	517	128	357	91	576
Transfer to Stage 1	193	(185)	(8)	-	183	(176)	(7)	-
Transfer to Stage 2	(40)	72	(32)	-	(30)	51	(21)	-
Transfer to Stage 3	(16)	(71)	87	-	(4)	(61)	65	-
Net remeasurement of loss allowance	(177)	313	209	345	(199)	173	62	36
Loan originations	44	4	-	48	60	-	-	60
Loan purchases	179	-	-	179	-	-	-	-
Derecognitions and maturities	(20)	(26)	-	(46)	(16)	(30)	-	(46)
Model changes	(26)	(8)	-	(34)	(9)	(13)	-	(22)
Total PCL (2)	137	99	256	492	(15)	(56)	99	28
Write-offs (3)	-	-	(242)	(242)	-	-	(144)	(144)
Recoveries of previous write-offs	-	-	48	48	-	-	59	59
Foreign exchange and other	(6)	(3)	(23)	(32)	1	2	(11)	(8)
Balance as at end of period	242	400	141	783	114	303	94	511
Loans: Credit cards
Balance as at beginning of period	115	250	-	365	114	245	-	359
Transfer to Stage 1	126	(126)	-	-	114	(114)	-	-
Transfer to Stage 2	(32)	32	-	-	(25)	25	-	-
Transfer to Stage 3	(2)	(116)	118	-	(1)	(83)	84	-
Net remeasurement of loss allowance	(116)	258	135	277	(125)	151	48	74
Loan originations	59	1	-	60	38	-	-	38
Loan purchases	25	-	-	25	-	-	-	-
Derecognitions and maturities	(5)	(17)	-	(22)	(4)	(17)	-	(21)
Model changes	-	-	-	-	(6)	18	-	12
Total PCL (2)	55	32	253	340	(9)	(20)	132	103
Write-offs (3)	-	-	(299)	(299)	-	-	(177)	(177)
Recoveries of previous write-offs	-	-	70	70	-	-	58	58
Foreign exchange and other	(2)	(1)	(24)	(27)	1	-	(13)	(12)
Balance as at end of period	168	281	-	449	106	225	-	331
Loans: Business and government
Balance as at beginning of period	746	789	439	1,974	662	855	401	1,918
Transfer to Stage 1	212	(199)	(13)	-	226	(188)	(38)	-
Transfer to Stage 2	(124)	180	(56)	-	(96)	147	(51)	-
Transfer to Stage 3	(19)	(109)	128	-	(1)	(40)	41	-
Net remeasurement of loss allowance	(286)	449	193	356	(266)	23	124	(119)
Loan originations	199	3	-	202	383	-	-	383
Loan purchases	470	-	-	470	-	-	-	-
Derecognitions and maturities	(105)	(147)	-	(252)	(184)	(124)	-	(308)
Model changes	-	(1)	-	(1)	19	(32)	-	(13)
Total PCL (2)	347	176	252	775	81	(214)	76	(57)
Write-offs (3)	-	-	(234)	(234)	-	-	(96)	(96)
Recoveries of previous write-offs	-	-	35	35	-	-	26	26
Foreign exchange and other	(16)	22	(57)	(51)	51	31	(20)	62
Balance as at end of period	1,077	987	435	2,499	794	672	387	1,853
Total as at end of period	1,565	1,835	586	3,986	1,056	1,242	496	2,794
Comprised of: Loans	1,296	1,648	576	3,520	835	1,095	482	2,412
Other credit instruments (4)	269	187	10	466	221	147	14	382

(1)
Includes changes in the allowance for PCI loans of $(20) million for the nine months ended July 31, 2023. The total amount of expected credit losses at initial recognition on PCI loans was $79 million.

(2)	Excludes PCL on other assets of $(7) million for the nine months ended July 31, 2023 ($11 million for the nine months ended July 31, 2022).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Loans and allowance for credit losses by geographic region as at July 31, 2023 and October 31, 2022 are as follows:

(Canadian $ in millions)	July 31, 2023				October 31, 2022
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount
By geographic region (1):
Canada	359,509	412	1,247	357,850	342,430	363	1,102	340,965
United States	264,006	164	1,677	262,165	200,439	176	959	199,304
Other countries	10,842	-	20	10,822	11,087	5	12	11,070
Total	634,357	576	2,944	630,837	553,956	544	2,073	551,339

(1)	Geographic region is based upon the country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $10 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2022).
(3)	Excludes allowance for credit losses on performing loans of $456 million for other credit instruments, which is included in other liabilities ($368 million as at October 31, 2022).
Impaired (Stage 3) loans, including the related allowances, as at July 31, 2023 and October 31, 2022 are as follows:

(Canadian $ in millions)			July 31, 2023			October 31, 2022
	Gross impaired amount	Allowance for credit losses on impaired loans (3)	Net impaired amount	Gross impaired amount	Allowance for credit losses on impaired loans (3)	Net impaired amount
Residential mortgages	381	5	376	295	10	285
Consumer instalment and other personal	457	141	316	312	102	210
Business and government (1)	2,006	430	1,576	1,384	432	952
Total	2,844	576	2,268	1,991	544	1,447
By geographic region (2):
Canada	1,360	412	948	1,158	363	795
United States	1,479	164	1,315	820	176	644
Other countries	5	-	5	13	5	8
Total	2,844	576	2,268	1,991	544	1,447

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Excludes allowance for credit losses on impaired loans of $10 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2022).
Loans Past Due Not Impaired
Loans that are past due but not classified as impaired are loans where our customers have failed to make payments when contractually due but for which we expect the full amount of principal and interest payments to be collected, or loans which are held at fair value. The following table presents loans that are past due but not classified as impaired as at July 31, 2023 and October 31, 2022. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)		July 31, 2023			October 31, 2022
	30 to 89 days	90 days or more	Total	30 to 89 days	90 days or more	Total
Residential mortgages	548	7	555	411	19	430
Credit card, consumer instalment and other personal	620	104	724	392	84	476
Business and government	319	11	330	198	38	236
Total	1,487	122	1,609	1,001	141	1,142
  Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $9 million and $43 million as at July 31, 2023 and October 31, 2022, respectively.
ECL Sensitivity and Key Economic Variables
The expected credit loss model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The allowance for performing loans is sensitive to changes in both economic forecasts and the probability-weight assigned to each forecast scenario. Many of the factors have a high degree of interdependency, although there is no single factor to which loan impairment allowances as a whole are sensitive.
The benign scenario as at July 31, 2023 involves a materially stronger economic environment than the base case forecast, with a considerably lower unemployment rate.
As at July 31, 2023, our base case scenario depicts a mild economic downturn in the near-term largely in response to higher interest rates and tighter lending conditions, and a moderate economic recovery over the medium-term as inflation is expected to ease and lead to lower interest rates in 2024. Our base case economic forecast as at
October 31, 2022 depicted
a slightly milder economic environment in the projection period.
If we assumed a 100% base case economic forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $2,425 million as at July 31, 2023 ($1,900 million as at October 31, 2022), compared to the reported allowance for performing loans of $3,400 million ($2,441 million as at October 31,
2022).

As
at July 31, 2023, our adverse economic scenario depicts a sizeable contraction in the Canadian and U.S. economy in the near-term. The adverse case as at October 31, 2022 depicted a broadly similar economic environment over the projection period. If we assumed a 100% adverse economic forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $5,500 million as at July 31, 2023 ($3,250 million as at October 31, 2022), compared to the reported allowance for performing loans of $3,400 million ($2,441 million as at October 31,
2022).
Actual
results in a recession will differ as our portfolio will change through time due to migration, growth, risk mitigation actions and other factors. In addition, our allowance will reflect the three economic scenarios used in assessing the allowance, with weightings attached to adverse and benign scenarios often unequally weighted and the weightings will change through time.

The following table shows the key economic variables used to estimate the allowance on performing loans forecast over the next 12 months or lifetime measurement period. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at July 31, 2023						As at October 31, 2022
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario		Benign scenario		Base scenario		Adverse scenario
	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	3.4%	2.5%	0.6%	1.8%	(3.6)%	1.2%	3.7%	2.2%	1.5%	1.1%	(2.3)%	0.4%
United States	3.2%	2.5%	0.5%	2.0%	(3.6)%	1.4%	2.4%	2.1%	0.2%	1.3%	(3.3)%	0.6%
Corporate BBB 10-year spread
Canada	1.8%	1.8%	2.4%	2.0%	4.2%	3.5%	1.9%	1.9%	2.4%	2.2%	3.7%	3.9%
United States	1.5%	1.8%	2.3%	2.1%	4.6%	3.4%	1.8%	1.9%	2.2%	2.2%	4.2%	3.9%
Unemployment rates
Canada	4.0%	3.5%	5.6%	5.1%	8.9%	9.7%	4.3%	3.6%	5.9%	6.5%	8.0%	9.9%
United States	2.9%	2.5%	4.3%	4.1%	7.4%	8.2%	3.2%	2.6%	4.2%	4.8%	6.5%	8.4%
Housing Price Index (2)
Canada (3)	6.7%	7.4%	2.4%	4.9%	(23.5)%	(5.0)%	(6.7)%	2.1%	(10.0)%	(1.0)%	(13.6)%	(8.0)%
United States (4)	0.5%	3.8%	(2.6)%	2.4%	(20.3)%	(4.3)%	1.6%	(0.7)%	(0.9)%	(2.6)%	(7.5)%	(8.4)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the HPI Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.
The ECL approach requires the recognition of credit losses generally based on 12 months of expected losses for performing loans (Stage 1) and the recognition of lifetime expected losses for performing loans that have experienced a significant increase in credit risk since origination (Stage 2). Under our current probability-weighted scenarios, if all our performing loans were in Stage 1, our models would generate an allowance for performing loans of approximately $2,675 million ($1,850 million as at October 31, 2022), compared to the reported allowance for performing loans of $3,400 million ($2,441 million as at October 31, 2022).